IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Jul. 31, 2025	Oct. 31, 2024
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	$ 256.1	$ 252.9
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	509.5	492.0
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 27.1	$ 20.0